Borrowings and Debt Securities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Current Borrowings and Debt Securities [Abstract]
Short-term borrowings		₩ 1,038,328	₩ 805,523
Current portion of long-term borrowings		128,543	310,977
Current portion of debt securities		7,961,182	7,825,310
Less : Current portion of discount on long-term borrowings		(886)	(979)
Less : Current portion of discount on debt securities		(3,882)	(1,753)
Current Borrowings and Debt Securities		9,123,285	8,939,078
Non-current Borrowings and Debt Securities [Abstract]
Long-term borrowings		2,455,737	1,799,750
Debt securities		43,270,825	43,012,960
Less : Discount on long-term borrowings		(21,113)	(25,859)
Less : Discount on debt securities		(81,424)	(86,880)
Add : Premium on debt securities		82	156
Non-current Borrowings and Debt Securities		45,624,107	44,700,127
Total	₩ 53,639,205	₩ 54,747,392	₩ 53,639,205
Changes in borrowings and debt securities [Abstract]
Beginning balance	53,639,205
Cash flow	2,269,513
Effect of exchange rate fluctuations	(1,169,418)
Others	8,092
Ending balance	₩ 54,747,392